Commitments and contingent liabilities	12 Months Ended
Dec. 31, 2023
Disclosure Of Commitments And Contingent Liabilities [Abstract]
Commitments and contingent liabilities

42 Commitments and contingent liabilities

As at December 31, 2023, the Group is not committed to investing in significant property, plant and equipment, intangibles assets and other capital expenditure.

Certain financial institutions have provided guarantees as at December 31, 2023 to secure payments to third parties amounting to 9,067, (4,424 as at December 31, 2022). These guarantees are unsecured and have various maturities extending through December 31, 2028.

The most significant guarantee was issued in December 2023 in the interest of Natuzzi Spa towards the public entity INPS for 4,459, in relation to the early retirement agreement signed with governmental authorities to encourage and incentivize the departure of 59 employees meeting specific requirements and to accompany them into retirement. This guarantee has a duration of 60 months (see note 21).

The Group is involved in a number of claims (including tax claims) and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters, after the provisions accrued, will not have a material adverse effect on the Group’s consolidated financial position or results of operations (see note 24).